COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Sunnyvale, California [Member]
Future minimum lease payments	The future minimum lease payments related to the Gibraltar Sublease are as follows:
Years Ending December 31,
2019	$328,631
2020	$342,924
2021	$57,154

Sichuan Province, China [Member]
Future minimum lease payments	The future minimum lease payments (allowing for exchange rates) are approximately as follows:
Years Ending December 31,
2019	$110,849
2020	$114,544
2021	$116,392
2022	$116,392
2023	$48,497